November 5, 2003


VIA ELECTRONIC FILING

Securities and Exchange Commission
450 Fifth Street, N.W.
Judiciary Plaza
Washington, DC  20549

Attention: Division of Investment Management

RE: Merrill Lynch Fundamental Growth Fund, Inc.
Pre-Effective Amendment No. 1 to the Registration Statement on
Form N-14 (Securities Act File No. 333-109472)

Ladies and Gentlemen:

Pursuant to Rule 497j under the Securities Act of 1933, as amended the 1933 Act, Merrill Lynch Fundamental Growth Fund, Inc. the Fund hereby certifies that:

the form of Proxy Statement and Prospectus that would have been filed pursuant to Rule 497b under the 1933 Act would not have differed materially from that contained in Pre-Effective Amendment No. 1 to the Funds Registration Statement on Form N-14; and

the text of Pre-Effective Amendment No. 1 to the Funds Registration Statement on Form N-14 was filed electronically with the Securities and Exchange Commission on November 3, 2003.

Very truly yours,

Merrill Lynch Fundamental Growth Fund, Inc.

/s/ Phillip S. Gillespie


Phillip S. Gillespie
Secretary of Fund